Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The following table sets forth a comparison of compensation reported in the summary compensation table to compensation actually paid to our Principal Executive Officer (PEO) and other Named Executive Officers (NEOs) as well as information on our Company performance.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of initial fixed $100 Investment based on:		Net Loss ($mm)	AORT Revenue Growth
					AORT Shareholder Return	Index Total Shareholder Return
	(a)	(a)	(b)	(b)	(c)	(c)		(d)
2022	$7,548,808	$4,718,496	$1,848,198	$1,352,869	$45	$97	($19)	9.8%
2021	$4,749,584	$3,712,538	$1,304,288	$1,108,935	$75	$144	($15)	9.4%
2020	$3,415,458	$327,652	$977,089	$454,525	$87	$140	($17)	-8.1%
(a)	Mr. Mackin served as our only PEO for each year.
(b)	Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson and Ms. Holloway. Mr. Stanton joined the company in March 2021.
(c)	Shareholder returns reflect $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019; Index Shareholder Return reflects NASDAQ Medical Equipment Index.
(d)	Company selected measure of revenue growth is used in incentive plans. Result is measured in constant currency and adjusted to appropriately reflect baseline. For 2022, the incentive plan measure for constant currency revenue growth was adjusted to exclude PerClot sales in 2021 and 2022. For 2021, the incentive plan measure for revenue growth reflected the 2nd half in 2021 as compared to the 2nd half in 2019. For 2020, revenue, as opposed to revenue growth, was used as a metric in the Company’s annual cash bonus plan, but due to the impact of COVID-19 on the Company’s business, the revenue result (along with adjusted net income which was also used that year as a metric) would have resulted in no payout under the cash bonus program. Accordingly, the payout under the cash bonus program for 2020 was based on executive officer performance to other goals as set forth in the Company’s 2021 Proxy Statement.

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our PEO and for the average paid to our Non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022.

	PEO			Average NEO
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$7,548,808	$4,749,584	$3,415,458	$1,848,198	$1,304,288	$977,089
SUBTRACT Grant Fair Value of Equity Awards Made During Year (e)	($5,919,725)	($3,098,512)	($2,323,534)	($1,176,295)	($658,199)	($499,129)
ADD Year End Fair Value of Equity Awards Made During Year (f)	$4,689,996	$2,402,215	$1,931,021	$955,981	$508,720	$429,985
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (g)	($1,385,504)	($495,663)	($2,326,940)	($239,756)	($72,575)	($371,199)
ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (h)	($215,079)	$154,913	($368,352)	($32,529)	$26,701	($73,105)
Total Adjustments Related to Equity Awards	($2,830,312)	($1,037,046)	($3,087,806)	($495,329)	($195,353)	($522,447)
Compensation Actually Paid Total (i)	$4,718,496	$3,712,538	$327,652	$1,352,869	$1,108,935	$454,642
(e)	Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.
(f)	Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(g)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.
(h)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(i)	Equal to Summary Compensation Total plus/minus any adjustments related to equity award values as reflected in this table.

Named Executive Officers, Footnote [Text Block]		Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson and Ms. Holloway. Mr. Stanton joined the company in March 2021.
PEO Total Compensation Amount	[1]	$ 7,548,808	$ 4,749,584	$ 3,415,458
PEO Actually Paid Compensation Amount	[1],[2]	$ 4,718,496	3,712,538	327,652
Adjustment To PEO Compensation, Footnote [Text Block]

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our PEO and for the average paid to our Non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022.

	PEO			Average NEO
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$7,548,808	$4,749,584	$3,415,458	$1,848,198	$1,304,288	$977,089
SUBTRACT Grant Fair Value of Equity Awards Made During Year (e)	($5,919,725)	($3,098,512)	($2,323,534)	($1,176,295)	($658,199)	($499,129)
ADD Year End Fair Value of Equity Awards Made During Year (f)	$4,689,996	$2,402,215	$1,931,021	$955,981	$508,720	$429,985
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (g)	($1,385,504)	($495,663)	($2,326,940)	($239,756)	($72,575)	($371,199)
ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (h)	($215,079)	$154,913	($368,352)	($32,529)	$26,701	($73,105)
Total Adjustments Related to Equity Awards	($2,830,312)	($1,037,046)	($3,087,806)	($495,329)	($195,353)	($522,447)
Compensation Actually Paid Total (i)	$4,718,496	$3,712,538	$327,652	$1,352,869	$1,108,935	$454,642
(e)	Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.
(f)	Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(g)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.
(h)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(i)	Equal to Summary Compensation Total plus/minus any adjustments related to equity award values as reflected in this table.

Non-PEO NEO Average Total Compensation Amount		$ 1,848,198	1,304,288	977,089
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,352,869	1,108,935	454,525
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our PEO and for the average paid to our Non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022.

	PEO			Average NEO
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$7,548,808	$4,749,584	$3,415,458	$1,848,198	$1,304,288	$977,089
SUBTRACT Grant Fair Value of Equity Awards Made During Year (e)	($5,919,725)	($3,098,512)	($2,323,534)	($1,176,295)	($658,199)	($499,129)
ADD Year End Fair Value of Equity Awards Made During Year (f)	$4,689,996	$2,402,215	$1,931,021	$955,981	$508,720	$429,985
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (g)	($1,385,504)	($495,663)	($2,326,940)	($239,756)	($72,575)	($371,199)
ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (h)	($215,079)	$154,913	($368,352)	($32,529)	$26,701	($73,105)
Total Adjustments Related to Equity Awards	($2,830,312)	($1,037,046)	($3,087,806)	($495,329)	($195,353)	($522,447)
Compensation Actually Paid Total (i)	$4,718,496	$3,712,538	$327,652	$1,352,869	$1,108,935	$454,642
(e)	Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.
(f)	Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
(g)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.
(h)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(i)	Equal to Summary Compensation Total plus/minus any adjustments related to equity award values as reflected in this table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Because a majority of total compensation provided to the PEO and the average paid to the Non-PEO NEOs is via equity-based grants that vest over multi-year periods, the primary driver of changes in “Compensation Actually Paid” totals for the PEO and the average for the Non-PEO NEOs is the change in the Company’s stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

As discussed in other sections of this proxy statement, in November 2022, the Compensation Committee decided to accelerate equity grants to officers that otherwise were expected to be made in the first quarter of 2023. The grant date and year-end 2022 fair values of these November 2022 grants have a significant impact on both the Summary Compensation Total and Compensation Actually Paid. The chart below shows 2022 Officer Compensation (SCT and CAP values) both as reported and excluding the impact of equity grants made in November 2022.

Tabular List [Table Text Block]

Most Important Financial Measures Related To 2022 Officer Compensation

As discussed in the CD&A, the annual short-term incentive plan used revenue growth (constant currency) as the primary financial measure for 2022. Annual PSUs granted during 2022 were earned based on revenue growth (constant currency) and adjusted EBITDA. LTIP shares earned during 2022 were based on revenue growth (constant currency) and, with respect to the 2019 LTIP, gross margin.

Key Financial Measures

Revenue Growth (constant currency)

Adjusted EBITDA

Gross Margin

Total Shareholder Return Amount		$ 45	75	87
Peer Group Total Shareholder Return Amount		97	144	140
Net Income (Loss) Attributable to Parent		$ (19,000,000)	$ (15,000,000)	$ (17,000,000)
Company Selected Measure Amount		0.098	0.094	(0.081)
PEO Name		Mr. Mackin	Mr. Mackin	Mr. Mackin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue Growth (constant currency)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Gross Margin
Non-PEO NEO [Member] | Average Subtract Grant Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ (1,176,295)	$ (658,199)	$ (499,129)
Non-PEO NEO [Member] | Average Add Year End Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	955,981	508,720	429,985
Non-PEO NEO [Member] | Average Add Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(239,756)	(72,575)	(371,199)
Non-PEO NEO [Member] | Average Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(32,529)	26,701	(73,105)
Non-PEO NEO [Member] | Total Adjustments Related To Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (495,329)	$ (195,353)	$ (522,447)
Non-PEO NEO [Member] | Messr Lee
Pay vs Performance Disclosure [Table]
PEO Name		Messrs. Lee	Messrs. Lee	Messrs. Lee
Non-PEO NEO [Member] | Messr Davis
Pay vs Performance Disclosure [Table]
PEO Name		Davis	Davis	Davis
Non-PEO NEO [Member] | Messr Stanton
Pay vs Performance Disclosure [Table]
PEO Name		Stanton	Stanton
Non-PEO NEO [Member] | Ms Holloway
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Holloway	Ms. Holloway	Ms. Holloway
Non-PEO NEO [Member] | Messr Simpson
Pay vs Performance Disclosure [Table]
PEO Name				Simpson
PEO [Member] | Average Subtract Grant Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ (5,919,725)	$ (3,098,512)	$ (2,323,534)
PEO [Member] | Average Add Year End Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	4,689,996	2,402,215	1,931,021
PEO [Member] | Average Add Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(1,385,504)	(495,663)	(2,326,940)
PEO [Member] | Average Add Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Year That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(215,079)	154,913	(368,352)
PEO [Member] | Total Adjustments Related To Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,830,312)	$ (1,037,046)	$ (3,087,806)

[1]	Mr. Mackin served as our only PEO for each year.
[2]	Equal to Summary Compensation Total plus/minus any adjustments related to equity award values as reflected in this table.
[3]	Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.
[4]	Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
[5]	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.
[6]	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.